Segment Reporting (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Segment assets
Total assets	¥ 3,866,611		¥ 4,737,742
USD
Segment assets
Total assets | $		$ 562,377
Agency Segment [Member]
Segment assets
Total assets	816,596		680,602
Agency Segment [Member] | USD
Segment assets
Total assets	118,770
Claims Adjusting Segment [Member]
Segment assets
Total assets	266,077		271,616
Claims Adjusting Segment [Member] | USD
Segment assets
Total assets	38,699
Other Segments [Member]
Segment assets
Total assets	2,783,938		¥ 3,785,524
Other Segments [Member] | USD
Segment assets
Total assets	¥ 404,908